Pensions and post retirement benefits - Analysis of scheme assets (Details) - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [line items]
Net recognised (liabilities)/assets		£ (654)	£ 376
Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Net recognised (liabilities)/assets		£ 30,922	£ 32,657	£ 28,752
% of total fair value of scheme assets		100.00%	100.00%
Bonds Fixed Government [Member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Bonds	[1]	£ 2,433	£ 1,330
% of total fair value of scheme assets	[1]	7.90%	4.10%
Bonds Index Linked Government [Member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Bonds	[1]	£ 13,089	£ 13,173
% of total fair value of scheme assets	[1]	42.30%	40.30%
Bonds - Corporate and Other [Member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Bonds	[1]	£ 5,195	£ 5,222
% of total fair value of scheme assets	[1]	16.80%	16.00%
Commerical - property [member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Property commerical	[2]	£ 1,911	£ 1,630
% of total fair value of scheme assets	[2]	6.20%	5.00%
Derivatives [member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Derivatives	[2]	£ 816	£ 870
% of total fair value of scheme assets	[2]	2.60%	2.70%
Other [member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Other	[3]	£ 1,100	£ 266
% of total fair value of scheme assets	[3]	3.60%	0.70%
Equities - Quoted [member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Equities		£ 4,377	£ 8,123
% of total fair value of scheme assets		14.10%	24.90%
Equities non-quoted [member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Equities		£ 2,001	£ 2,043
% of total fair value of scheme assets		6.50%	6.30%
United Kingdom Retirement Fund (UKRF) [member]
Disclosure of fair value of plan assets [line items]
Net recognised (liabilities)/assets		£ (952)	£ 27
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Net recognised (liabilities)/assets		£ 30,112	£ 31,820	£ 26,829
% of total fair value of scheme assets		100.00%	100.00%
United Kingdom Retirement Fund (UKRF) [member] | Bonds Fixed Government [Member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Bonds	[1]	£ 2,184	£ 1,072
% of total fair value of scheme assets	[1]	7.30%	3.40%
United Kingdom Retirement Fund (UKRF) [member] | Bonds Index Linked Government [Member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Bonds	[1]	£ 13,078	£ 13,165
% of total fair value of scheme assets	[1]	43.40%	41.40%
United Kingdom Retirement Fund (UKRF) [member] | Bonds - Corporate and Other [Member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Bonds	[1]	£ 4,999	£ 5,054
% of total fair value of scheme assets	[1]	16.60%	15.90%
United Kingdom Retirement Fund (UKRF) [member] | Commerical - property [member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Property commerical	[2]	£ 1,902	£ 1,622
% of total fair value of scheme assets	[2]	6.30%	5.10%
United Kingdom Retirement Fund (UKRF) [member] | Derivatives [member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Derivatives	[2]	£ 816	£ 870
% of total fair value of scheme assets	[2]	2.70%	2.70%
United Kingdom Retirement Fund (UKRF) [member] | Other [member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Other	[3]	£ 981	£ 155
% of total fair value of scheme assets	[3]	3.30%	0.50%
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Equities		£ 4,151	£ 7,840
% of total fair value of scheme assets		13.80%	24.60%
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Fair value of plan assets [member]
Disclosure of fair value of plan assets [line items]
Equities		£ 2,001	£ 2,042
% of total fair value of scheme assets		6.60%	6.40%

[1]	Assets held are predominately quoted.
[2]	Assets held are predominantly non-quoted.
[3]	Assets held are predominantly in Infrastructure Funds .